UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02349

Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	September 30, 2010

Date of reporting period:	June 30, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments • June 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (94.1%)
	Advertising Services (0.5%)
$690	WPP Finance (United Kingdom)	8.00%	09/15/14	$809,731

	Aerospace & Defense (0.6%)
160	Bombardier, Inc. (144A) (Canada) (a)	7.50	03/15/18	165,600
325	Bombardier, Inc. (144A) (Canada) (a)	7.75	03/15/20	338,813
358	Systems 2001 Asset Trust (144A) (Cayman Islands) (a)	6.664	09/15/13	379,404
				883,817
	Agricultural Operations (0.5%)
680	Bunge Ltd. Finance Corp.	8.50	06/15/19	813,358

	Airlines (0.2%)
306	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	287,707

	Apparel Manufacturers (0.1%)
185	Levi Strauss & Co. (144A) (a)	7.625	05/15/20	182,225

	Appliances (0.2%)
250	Whirlpool Corp.	8.60	05/01/14	294,997

	Auto - Cars/Light Trucks (0.4%)
540	Daimler Finance North America LLC	8.50	01/18/31	691,702

	Beverages (0.0%)
60	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	8.20	01/15/39	79,191

	Beverages - Wine/Spirits (0.1%)
95	Constellation Brands, Inc.	7.25	09/01/16	96,306

	Broadcast Service/Program (0.2%)
385	Discovery Communications LLC	5.05	06/01/20	400,974

	Building Product - Cement/Aggregation (1.3%)
895	CRH America, Inc.	6.00	09/30/16	999,050
460	CRH America, Inc.	8.125	07/15/18	555,583
430	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (a)	6.00	12/30/19	459,543
				2,014,176
	Building Societies (1.1%)
1,600	Nationwide Building Society (144A) (United Kingdom) (a)	6.25	02/25/20	1,691,397

	Cable/Satellite TV (1.7%)
245	Cablevision Systems Corp.	7.75	04/15/18	246,225
455	COX Communications, Inc. (144A) (a)	8.375	03/01/39	620,514
175	CSC Holdings LLC	7.625	07/15/18	177,844
395	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	5.875	10/01/19	432,269
895	DirecTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	973,347
335	DISH DBS Corp.	7.125	02/01/16	337,513
				2,787,712
	Capital Markets (1.4%)
590	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	618,986
180	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	177,003
780	Macquarie Group Ltd. (144A) (Australia) (a)	6.00	01/14/20	791,961
352	Macquarie Group Ltd. (144A) (Australia) (a)	7.625	08/13/19	396,166
255	UBS AG/Stamford CT (Switzerland)	5.875	12/20/17	270,319
				2,254,435
	Chemicals (0.6%)
825	Mosaic Co. (The) (144A) (a)	7.625	12/01/16	891,330

	Chemicals - Diversified (0.9%)
1,110	Dow Chemical Co. (The)	8.55	05/15/19	1,360,970

	Commercial Banks (4.5%)
245	Barclays Bank PLC (144A) (United Kingdom) (a)	6.05	12/04/17	247,631
275	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	306,438
440	Credit Suisse AG (Switzerland)	5.40	01/14/20	$438,282
320	Discover Bank/Greenwood	7.00	04/15/20	323,681

420	Discover Bank/Greenwood	8.70		11/18/19	467,043
770	Hana Bank (144A) (a)	4.50		10/30/15	770,135
795	HBOS PLC (144A) (United Kingdom) (a)	6.75		05/21/18	745,225
150	Rabobank Nederland N.V. (144A) (Netherlands) (a)	11.00	(b)	06/30/19(c)	185,771
810	Regions Financial Corp.	5.75		06/15/15	805,732
545	Royal Bank of Scotland Group PLC (United Kingdom)	6.40		10/21/19	553,392
830	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875		03/16/15	826,675
800	Santander US Debt SA Unipersonal (144A) (a)	3.724		01/20/15	769,354
570	Standard Chartered Bank (144A) (United Kingdom) (a)	6.40		09/26/17	615,030
100	Standard Chartered PLC (144A) (United Kingdom) (a)	3.85		04/27/15	101,003
					7,155,392
	Commercial Services & Supplies (0.7%)
1,050	Waste Management, Inc.	6.125		11/30/39	1,139,374

	Consumer Products - Miscellaneous (0.3%)
500	Fortune Brands, Inc.	6.375		06/15/14	557,034

	Containers - Paper/Plastic (0.2%)
260	Sealed Air Corp. (144A) (a)	7.875		06/15/17	272,136

	Diversified Financial Services (2.9%)
125	Bank of America Corp.	5.625		07/01/20	126,232
890	Bank of America Corp. (Series L)	5.65		05/01/18	913,517
170	Citigroup, Inc. (d)	5.875		05/29/37	159,950
30	Citigroup, Inc. (d)	8.125		07/15/39	35,900
1,190	Citigroup, Inc. (d)	8.50		05/22/19	1,420,921
855	Credit Agricole SA (144A) (France) (a)	8.375	(b)	10/13/19(c)	812,250
1,095	General Electric Capital Corp.	5.625		05/01/18	1,165,517
25	General Electric Capital Corp. (Series G)	6.00		08/07/19	27,112
					4,661,399
	Diversified Manufactured Operation (0.3%)
480	Tyco Electronics Group SA (Luxembourg)	5.95		01/15/14	531,263

	Diversified Minerals (3.7%)
635	Anglo American Capital PLC (144A) (United Kingdom) (a)	9.375		04/08/19	818,028
2,375	Rio Tinto Finance USA Ltd. (Australia)	9.00		05/01/19	3,121,693
275	Teck Resources Ltd. (Canada)	10.25		05/15/16	324,867
395	Vale Overseas Ltd. (Cayman Islands)	5.625		09/15/19	418,741
1,090	Vale Overseas Ltd. (Cayman Islands)	6.875		11/21/36	1,139,062
					5,822,391
	Diversified Telecommunication Services (1.0%)
1,525	AT&T, Inc.	6.15		09/15/34	1,606,272

	Electric - Generation (0.5%)
760	AES Corp. (The)	8.00		06/01/20	767,600

	Electric - Integrated (3.8%)
280	Ameren Energy Generating Co.	6.30		04/01/20	285,515
465	CMS Energy Corp.	6.25		02/01/20	444,725
750	Enel Finance International SA (144A) (Luxembourg) (a)	5.125		10/07/19	754,719
300	Entergy Gulf States Louisiana LLC	5.59		10/01/24	328,128
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	336,462
215	Indianapolis Power & Light Co. (144A) (a)	6.30		07/01/13	239,266
425	NiSource Finance Corp.	6.125		03/01/22	454,585
460	NiSource Finance Corp.	6.80		01/15/19	512,946
380	Oncor Electric Delivery Co. LLC	6.80		09/01/18	446,782
1,170	PPL Energy Supply LLC	6.50		05/01/18	1,296,055
635	Southwestern Public Service Co. (Series G)	8.75		12/01/18	812,912

$140	Toledo Edison Co. (The)	7.25%	05/01/20	$169,927
				6,082,022
	Electric Utilities (0.9%)
405	FirstEnergy Solutions Corp.	6.05	08/15/21	413,910
1,060	FirstEnergy Solutions Corp.	6.80	08/15/39	1,052,058
				1,465,968
	Electronic Equipment, Instruments & Components (0.2%)
340	Corning, Inc.	7.25	08/15/36	381,795

	Energy Equipment & Services (0.9%)
450	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	542,716
850	Weatherford International, Inc.	6.35	06/15/17	897,057
				1,439,773
	Filtration/Separation Products (0.2%)
295	Pall Corp.	5.00	06/15/20	306,593

	Finance - Auto Loans (0.2%)
300	Ford Motor Credit Co. LLC	7.00	04/15/15	297,047

	Finance - Consumer Loans (0.9%)
1,110	SLM Corp. (Series A)	5.00	10/01/13	1,061,900
320	SLM Corp. (MTN)	8.00	03/25/20	281,470
160	SLM Corp. (MTN)	8.45	06/15/18	147,856
				1,491,226
	Finance - Credit Card (0.8%)
1,000	Capital One Bank USA NA	8.80	07/15/19	1,250,455

	Finance - Investment Banker/Broker (2.4%)
1,535	JPMorgan Chase Capital XXVII (Series AA)	7.00	11/01/39	1,565,897
555	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	592,960
850	Nomura Holdings, Inc.	6.70	03/04/20	900,858
660	TD Ameritrade Holding Corp.	5.60	12/01/19	696,573
				3,756,288
	Finance - Mortgage Loan/Banker (0.4%)
600	Countrywide Financial Corp.	6.25	05/15/16	626,261

	Finance - Other Services (0.3%)
525	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	536,757

	Food - Baking (0.2%)
325	Grupo Bimbo SAB de CV (144A) (a)	4.875	06/30/20	329,231

	Food - Miscellaneous/Diversified (1.0%)
730	ConAgra Foods, Inc.	7.00	10/01/28	861,061
585	ConAgra Foods, Inc.	8.25	09/15/30	755,379
				1,616,440
	Food - Retail (0.5%)
546	Delhaize America, Inc.	9.00	04/15/31	748,301

	Food Products (1.7%)
1,585	Kraft Foods, Inc.	5.375	02/10/20	1,701,610
80	Kraft Foods, Inc.	6.875	02/01/38	93,295
505	Kraft Foods, Inc.	6.875	01/26/39	587,764
235	Kraft Foods, Inc.	7.00	08/11/37	277,806
				2,660,475
	Gold Mining (0.9%)
1,270	Newmont Mining Corp.	6.25	10/01/39	1,390,838

	Health Care Equipment & Supplies (0.6%)
1,000	Boston Scientific Corp.	6.00	01/15/20	994,607

	Hotels & Motels (0.2%)
265	Hyatt Hotels Corp. (144A) (a)	6.875	08/15/19	285,402

	Independent Power Producer (0.1%)
170	NRG Energy, Inc.	8.50	06/15/19	173,613

	Insurance (2.6%)
130	MetLife, Inc.	7.717	02/15/19	154,980

$560	MetLife, Inc.	10.75%		08/01/39	$667,178
410	Principal Financial Group, Inc.	8.875		05/15/19	503,529
895	Prudential Financial, Inc. (MTN)	4.75		09/17/15	925,084
285	Prudential Financial, Inc. (MTN)	6.625		12/01/37	299,877
1,430	Prudential Financial, Inc. (Series D)	7.375		06/15/19	1,658,657
					4,209,305
	Investment Management/Advisor Services (0.3%)
500	Blackstone Holdings Finance Co. LLC (144A) (a)	6.625		08/15/19	516,861

	Life/Health Insurance (1.5%)
375	Aflac, Inc.	8.50		05/15/19	451,921
430	Lincoln National Corp.	8.75		07/01/19	527,860
800	Pacific LifeCorp (144A) (a)	6.00		02/10/20	850,521
550	Protective Life Corp.	7.375		10/15/19	598,176
					2,428,478
	Media (7.5%)
665	CBS Corp.	8.875		05/15/19	838,000
1,250	Comcast Corp.	5.70		05/15/18	1,376,255
1,080	Comcast Corp.	6.40		05/15/38	1,167,488
685	Comcast Corp.	6.45		03/15/37	743,137
2,190	Time Warner Cable, Inc.	6.75		07/01/18	2,517,810
390	Time Warner Cable, Inc.	6.75		06/15/39	432,286
300	Time Warner Cable, Inc.	8.25		04/01/19	369,540
520	Time Warner Cable, Inc.	8.75		02/14/19	657,148
350	Time Warner, Inc.	4.875		03/15/20	361,641
85	Time Warner, Inc.	6.50		11/15/36	92,746
1,660	Time Warner, Inc.	7.70		05/01/32	2,007,782
1,185	Viacom, Inc.	6.875		04/30/36	1,345,806
					11,909,639
	Medical - Biomedical/Genetics (0.3%)
440	Life Technologies Corp.	6.00		03/01/20	477,361

	Medical - HMO (0.2%)
368	UnitedHealth Group, Inc.	5.80		03/15/36	371,159

	Medical - Hospitals (0.3%)
175	HCA, Inc.	8.50		04/15/19	186,375
245	Tenet Healthcare Corp.	7.375		02/01/13	246,225
					432,600
	Metal - Aluminum (0.8%)
200	Alcoa, Inc.	5.87		02/23/22	186,336
1,015	Alcoa, Inc.	6.75		07/15/18	1,025,914
					1,212,250
	Metal - Copper (0.3%)
165	Southern Copper Corp.	5.375		04/16/20	166,208
240	Southern Copper Corp.	6.75		04/16/40	238,435
					404,643
	Metals & Mining (0.8%)
1,085	ArcelorMittal (Luxembourg)	9.85		06/01/19	1,357,983

	Money Center Banks (0.3%)
470	Lloyds TSB Bank PLC (144A) (United Kingdom) (a)	5.80		01/13/20	444,424

	Multi-line Insurance (3.9%)
475	Aegon N.V. (Netherlands)	4.625		12/01/15	486,357
740	American Financial Group, Inc.	9.875		06/15/19	886,501
720	Catlin Insurance Co. Ltd. (144A) (Bermuda) (a)	7.249	(b)	01/19/17(c)	581,400
785	CNA Financial Corp.	7.35		11/15/19	835,594
830	Farmers Insurance Exchange (144A) (a)	8.625		05/01/24	926,268
785	Genworth Financial, Inc.	7.70		06/15/20	785,495
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,215,490
500	XL Capital Ltd. (Cayman Islands)	5.25		09/15/14	512,092
					6,229,197

	Multimedia (1.8%)
$440	NBC Universal, Inc. (144A) (a)	5.15%	04/30/20	$459,799
920	News America, Inc.	6.40	12/15/35	1,004,536
610	News America, Inc.	6.65	11/15/37	686,892
210	News America, Inc.	7.85	03/01/39	259,951
440	Vivendi SA (144A) (France) (a)	6.625	04/04/18	491,146
				2,902,324
	Office Electronics (0.9%)
200	Xerox Corp.	5.625	12/15/19	213,216
1,060	Xerox Corp.	6.35	05/15/18	1,184,213
				1,397,429
	Oil Companies - Exploration & Production (3.7%)
395	Anadarko Petroleum Corp.	6.95	06/15/19	345,397
1,250	Anadarko Petroleum Corp.	8.70	03/15/19	1,181,932
385	Chesapeake Energy Corp.	7.625	07/15/13	406,175
1,000	EnCana Corp. (Canada)	6.50	02/01/38	1,115,144
580	EQT Corp.	8.125	06/01/19	683,400
190	Gaz Capital SA (144A) (Luxembourg) (a)	6.51	03/07/22	184,015
210	Newfield Exploration Co.	7.125	05/15/18	208,950
825	Nexen, Inc. (Canada)	7.50	07/30/39	969,986
105	Pioneer Natural Resources Co.	6.65	03/15/17	106,056
700	Questar Market Resources, Inc.	6.80	04/01/18	733,764
				5,934,819
	Oil Company - Integrated (0.8%)
1,030	Petro-Canada (Canada)	5.95	05/15/35	1,079,543
200	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	202,410
				1,281,953
	Oil Refining & Marketing (0.7%)
1,100	Valero Energy Corp.	6.125	02/01/20	1,132,395

	Oil, Gas & Consumable Fuels (0.8%)
490	Hess Corp.	7.125	03/15/33	570,950
525	Hess Corp.	8.125	02/15/19	655,502
				1,226,452
	Paper & Related Products (1.5%)
75	Georgia-Pacific LLC (144A) (a)	8.25	05/01/16	80,344
520	International Paper Co.	7.50	08/15/21	610,054
660	International Paper Co.	9.375	05/15/19	853,815
775	MeadWestvaco Corp.	7.375	09/01/19	843,524
				2,387,737
	Pipelines (6.3%)
285	CenterPoint Energy Resources Corp.	6.25	02/01/37	302,698
305	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	349,710
443	Colorado Interstate Gas Co.	6.80	11/15/15	512,664
740	Energy Transfer Partners LP	8.50	04/15/14	858,079
775	Energy Transfer Partners LP	9.00	04/15/19	912,850
1,615	Enterprise Products Operating LLC (Series G)	5.60	10/15/14	1,754,165
610	Kinder Morgan Energy Partners LP	5.95	02/15/18	659,837
355	Kinder Morgan Energy Partners LP	6.85	02/15/20	404,745
980	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	940,800
450	Midcontinent Express Pipeline LLC (144A) (a)	6.70	09/15/19	466,329
1,090	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	1,091,878
1,025	Texas Eastern Transmission LP	7.00	07/15/32	1,217,698
475	Williams Partners LP / Williams Partners Finance Corp.	7.25	02/01/17	539,944
				10,011,397
	Property Trust (0.8%)
1,095	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (a)	6.75	09/02/19	1,219,153

	Real Estate Investment Trusts (REITs) (0.8%)
$470	Boston Properties LP	5.625%	11/15/20	$492,624
675	Boston Properties LP	5.875	10/15/19	723,457
				1,216,081
	Real Estate Management & Development (0.5%)
735	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	743,690

	Reinsurance (0.5%)
225	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	241,448
450	Reinsurance Group of America, Inc.	6.45	11/15/19	481,796
				723,244
	REIT - Diversified (1.2%)
455	Digital Realty Trust LP (144A) (a)(e)	4.50	07/15/15	453,622
970	Duke Realty LP	6.75	03/15/20	1,020,827
475	Vornado Realty LP	4.25	04/01/15	472,705
				1,947,154
	REIT - Health Care (0.4%)
625	Health Care, Inc.	6.125	04/15/20	647,715

	REIT - Office Property (0.1%)
160	BioMed Realty LP (144A) (a)	6.125	04/15/20	166,899

	REIT - Regional Malls (0.1%)
175	Simon Property Group LP	5.65	02/01/20	185,679

	REIT - Shopping Centers (0.2%)
255	Federal Realty Investment Trust	5.90	04/01/20	269,958

	REIT - Single Tenant (0.3%)
500	Tanger Properties LP	6.125	06/01/20	527,307

	Retail - Automobile (0.3%)
410	AutoNation, Inc.	6.75	04/15/18	405,900

	Retail - Drug Store (1.5%)
1,372	CVS Pass-Through Trust	6.036	12/10/28	1,407,182
812	CVS Pass-Through Trust (144A) (a)	8.353	07/10/31	987,601
				2,394,783
	Retail - Mail Order (0.2%)
395	QVC, Inc. (144A) (a)	7.125	04/15/17	389,075

	Retail - Regional Department Store (0.4%)
135	JC Penney Co., Inc.	5.65	06/01/20	132,637
276	JC Penney Corp., Inc.	6.375	10/15/36	262,200
270	Kohl’s Corp.	6.875	12/15/37	327,314
				722,151
	Retail - Restaurants (0.6%)
825	Yum! Brands, Inc.	6.875	11/15/37	950,215

	Satellite Telecommunication (0.1%)
180	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.50	01/15/13	182,250

	Semiconductor Equipment (0.4%)
550	KLA-Tencor Corp.	6.90	05/01/18	616,225

	Special Purpose Entity (1.4%)
600	Capital One Capital VI	8.875	05/15/40	629,324
205	Farmers Exchange Capital (144A) (a)	7.05	07/15/28	196,029
440	Harley-Davidson Funding Corp. (144A) (a)	6.80	06/15/18	464,003
395	LBI Escrow Corp. (144A) (a)	8.00	11/01/17	407,838
495	New Communications Holdings, Inc. (144A) (a)	8.50	04/15/20	498,712
				2,195,906
	Specialty Retail (0.7%)
1,050	Home Depot, Inc.	5.875	12/16/36	1,079,996

	Super-Regional Banks - U.S. (0.3%)
475	KeyCorp (MTN)	6.50	05/14/13	519,930

	Telecommunication Services (0.8%)
565	Qwest Corp.	6.50	06/01/17	572,062
150	Qwest Corp.	6.875	09/15/33	138,375

$60	Qwest Corp.	8.375%		05/01/16	$65,850
310	Sable International Finance Ltd. (144A) (Cayman Islands) (a)	7.75		02/15/17	313,100
180	SBA Telecommunications, Inc. (144A) (a)	8.25		08/15/19	190,350
					1,279,737
	Telephone - Integrated (4.6%)
210	CenturyTel, Inc. (Series Q)	6.15		09/15/19	205,971
1,445	Deutsche Telekom International Finance BV (Netherlands)	8.75		06/15/30	1,871,461
625	GTE Corp.	6.94		04/15/28	689,398
740	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	789,422
1,855	Telecom Italia Capital SA (Luxembourg)	7.175		06/18/19	2,000,439
1,420	Telefonica Europe BV (Netherlands)	8.25		09/15/30	1,754,545
					7,311,236
	Tobacco (2.3%)
895	Altria Group, Inc.	9.25		08/06/19	1,118,864
540	Altria Group, Inc.	9.70		11/10/18	684,878
685	Altria Group, Inc.	10.20		02/06/39	921,461
245	BAT International Finance PLC (144A) (United Kingdom) (a)	9.50		11/15/18	321,548
565	Lorillard Tobacco Co.	8.125		06/23/19	627,628
					3,674,379
	Transport - Services (0.2%)
295	Ryder System, Inc. (MTN)	7.20		09/01/15	342,519
	Total Corporate Bonds (Cost $139,215,753)				149,865,569

	Convertible Bonds (1.8%)
	Advertising Agencies (0.2%)
248	Omnicom Group, Inc. (f)	0.00		07/01/38	232,810

	Brewery (0.2%)
218	Molson Coors Brewing Co.	2.50		07/30/13	234,895

	Building - Residential/Commercial (0.2%)
228	DR Horton, Inc. (Series DHI)	2.00		05/15/14	232,845

	Casino Gaming (0.1%)
138	International Game Technology (144A)	3.25		05/01/14	151,800

	Coal (0.1%)
187	Massey Energy Co.	3.25		08/01/15	156,379

	Containers - Metal & Glass (0.1%)
247	Owens-Brockway Glass Container, Inc. (144A) (a)	3.00		06/01/15	228,166

	Food - Meat Products (0.1%)
194	Tyson Foods, Inc.	3.25		10/15/13	227,465

	Gold Mining (0.2%)
134	Goldcorp, Inc.	2.00		08/01/14	156,445
114	Newmont Mining Corp.	1.25		07/15/14	163,020
					319,465
	Oil Company - Exploration & Production (0.1%)
261	Chesapeake Energy Corp.	2.75		11/15/35	228,701

	Oil Field Machine & Equipment (0.1%)
205	Cameron International Corp.	2.50		06/15/26	230,625

	Retail - Consumer Electron (0.2%)
282	RadioShack Corp. (144A) (a)	2.50		08/01/13	305,970

	Wireless Equipment (0.2%)
232	SBA Communications Corp.	1.875		05/01/13	234,320
	Total Convertible Bonds (Cost $2,846,837)				2,783,441

	Commercial Mortgage-Backed Securities (1.1%)
375	Bear Stearns Commercial Mortgage Securities 2007-T26 A4	5.471	(b)	01/12/45	388,688
630	LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739		07/15/30	657,863
490	LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156		02/15/31	510,451

$250	LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	09/15/39	$258,971
	Total Commercial Mortgage-Backed Securities (Cost $1,507,242)			1,815,973

	Foreign Government Obligations (0.7%)
240	Export-Import Bank of Korea (South Korea)	4.125	09/09/15	244,244
810	Korea Development Bank (South Korea)	4.375	08/10/15	826,848
	Total Foreign Government Obligations (Cost $1,047,991)			1,071,092

	Municipal Bond (0.1%)
	Transportation (0.1%)
190	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184	01/01/34	198,548

	Short-Term Investments (1.2%)
	U.S. Government Obligations (g)(h)
1,872	U.S. Treasury Bills (Cost $1,871,243)	0.10 - 0.20	08/26/10- 10/28/10	1,871,496
	Total Investments (Cost $146,679,066) (i)(j)		99.0%	157,606,119
	Other Assets in Excess of Liabilities		1.0	1,591,940
	Net Assets		100.0%	$159,198,059

AMBAC	AMBAC Assurance Corporation.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security. Rate shown is the rate in effect at June 30, 2010.
(c)	Security issued with perpetual maturity.
(d)	For the nine months ended June 30, 2010, there were no transactions in Citigroup, Inc., corporate bond, an affiliate of the Investment Adviser, Administrator and Distributor.
(e)	Security purchased on a when-issued basis.
(f)	Capital appreciation bond.
(g)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(h)	A portion of this security has been physically segregated in connection with open futures contracts.
(i)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis, open futures and swap contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at June 30, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
263	Long	U.S. Treasury Notes 5 Year, September 2010	$31,126,460	$512,191
21	Long	U.S. Treasury Notes 2 Year, September 2010	4,595,391	21,972
79	Short	U.S. Treasury Bonds 30 year, September 2010	(10,072,500)	(215,181)
170	Short	U.S. Treasury Notes 10 Year, September 2010	(20,832,970)	(352,405)
		Net Unrealized Depreciation		$(33,423)

Credit Default Swap Contracts Open at June 30, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Goldman Sachs International Sealed Air Corp.	Buy	$250	1.08%	March 20, 2018	$15,725	—	$15,724	BBB-
Bank of America, N.A. Tyco Electronics Ltd.	Buy	385	5.00	June 20, 2014	(46,879)	$(16,174)	(63,053)	BBB-
Barclays Capital Whirlpool Corp.	Buy	250	1.00	June 20, 2014	(12,992)	13,480	488	BBB-
Total Credit Default Swaps		$885			$(44,146)	$(2,694)	$(46,841)

+ Credit Rating as issued by Standard and Poor’s.

Interest Rate Swap Contracts Open at June 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Bank of America, N.A.	$16,630	3 Month LIBOR	Receive	2.625%	03/11/15	$(499,399)

LIBOR  -  London Interbank Offered Rate.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments • June 30, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Corporate Bonds	$149,865,569	—	$149,865,569	—
Convertible Bonds	2,783,441	—	2,783,441	—
Commercial Mortgage-Backed Securities	1,815,973	—	1,815,973	—
Foreign Government Obligations	1,071,092	—	1,071,092	—
Municipal Bond	198,548	—	198,548	—
Short-Term Investments - U.S. Government Obligations	1,871,496	—	1,871,496	—
Futures	534,163	$534,163	—	—
Credit Default Swaps	15,725	—	15,725	—
Total	$158,156,007	$534,163	$157,621,844	—

Liabilities:
Futures	$(567,586)	$(567,586)	—	—
Credit Default Swaps	(59,871)	—	$(59,871)	—
Interest Rate Swaps	(499,399)	—	(499,399)	—
Total	$(1,126,856)	$(567,586)	$(559,270)	—

Valuation of Investments - (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2010